Current provisions and other current financial and non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Current provisions and other current financial and non-financial liabilities
Schedule of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2024	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2024

Personnel expenses	187,330	8,128	(2,197)	(166,031)	(8,129)	210,455	14,826	244,382
Self-insurance programs	119,802	7,213	—	(79,328)	(29,194)	63,477	24,550	106,520
Risk of lawsuit	56,102	742	(13)	(35,469)	(224)	12,559	(17,363)	16,334
Other current provisions	61,376	1,525	(1,741)	(17,546)	(12,336)	53,750	(3,896)	81,132
Current provisions	424,610	17,608	(3,951)	(298,374)	(49,883)	340,241	18,117	448,368

Schedule of other current financial liabilities

Other current financial liabilities
in € THOUS
	2024	2023

Put option liabilities	807,207	681,442
Unapplied cash and receivable credit balances	464,182	623,492
Invoices outstanding	251,980	250,822
Derivatives	41,859	9,205
Bonuses, commissions	34,416	30,228
Legal matters, advisory and audit fees	27,540	40,262
Variable payments outstanding for acquisitions	1,127	11,085
Other	159,062	29,020
Other current financial liabilities	1,787,373	1,675,556

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2024	2023
Personnel liabilities	726,278	713,409
VAT and other (non-income) tax liabilities	139,981	140,596
Contract liabilities	66,735	56,566
Deferred Income	15,430	29,253
Other liabilities	103,142	253,000
Other current liabilities	1,051,566	1,192,824